The Business and Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
Liquidity
Working capital		$ 100,000
Accumulated deficit	(80,665,000)	(47,589,000)	(29,879,000)
Segment Reporting
Number of operating segments	1	1
Concentrations of Credit Risk
Number of financial institutions in which the entity maintains cash equivalents	2	2
Property, Equipment, Depreciation and Amortization
Estimated useful lives	3 years	3 years
Deferred Offering Costs
Deferred IPO costs		77,000
Prior IPO costs		0
Minimum period of terminating or delaying IPO plan for determination of deferred costs expensed		90 days
Long-Lived Assets
Impairment of Long-Lived Assets		0	0
Revenue Recognition
Number of criteria for considering revenue recognition separately for each element	4	4
Contingent amounts obligation		0
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Carrying amount of cash equivalents	$ 77,000,000	$ 5,300,000	$ 10,800,000